1
The Gabelli Global Growth Fund
Schedule of Investments — March 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 100.0%
INFORMATION TECHNOLOGY  — 49.6%
5,400 Adobe Inc.† .............................................. $ 2,460,348
5,220 Adyen NV† ............................................... 10,339,227
45,240 Apple Inc. ................................................ 7,899,356
12,470 ASML Holding NV .................................... 8,329,087
11,425 Atlassian Corp. plc, Cl. A† ......................... 3,357,008
27,100 Cloudflare Inc., Cl. A† ............................... 3,243,870
11,900 CrowdStrike Holdings Inc., Cl. A† ............. 2,702,252
48,800 Infineon Technologies AG ......................... 1,650,906
14,040 Keyence Corp. .......................................... 6,510,385
4,700 Lam Research Corp. ................................. 2,526,767
22,500 Lasertec Corp. .......................................... 3,743,192
32,000 Lattice Semiconductor Corp.† ................... 1,950,400
43,500 Marvell Technology Inc. ............................ 3,119,385
6,700 Mastercard Inc., Cl. A ............................... 2,394,446
41,300 Microsoft Corp. ........................................ 12,733,203
45,200 NVIDIA Corp. ........................................... 12,333,272
13,300 PayPal Holdings Inc.† ............................... 1,538,145
6,300 ServiceNow Inc.† ..................................... 3,508,407
12,000 Snowflake Inc., Cl. A† ............................... 2,749,560
3,000 Tokyo Electron Ltd. ................................... 1,540,684
17,000 Visa Inc., Cl. A .......................................... 3,770,090
51,000 ZoomInfo Technologies Inc.† .................... 3,046,740
101,446,730
CONSUMER DISCRETIONARY  — 18.9%
4,315 Amazon.com Inc.† ................................... 14,066,684
39,200 Aptiv plc† ................................................. 4,692,632
2,000 Christian Dior SE ...................................... 1,357,175
6,080 Kering SA ................................................. 3,838,471
10,500 Lululemon Athletica Inc.† ......................... 3,834,915
8,600 LVMH Moet Hennessy Louis Vuitton SE .... 6,138,674
55,300 Puma SE .................................................. 4,702,819
38,631,370
HEALTH CARE  — 13.2%
14,300 Danaher Corp. .......................................... 4,194,619
36,800 Edwards Lifesciences Corp.† .................... 4,332,096
10,350 Intuitive Surgical Inc.† .............................. 3,122,388
37,000 Medtronic plc ........................................... 4,105,150
6,800 Thermo Fisher Scientific Inc. ..................... 4,016,420
10,000 UnitedHealth Group Inc. ........................... 5,099,700
11,300 Zoetis Inc. ................................................ 2,131,067
27,001,440
COMMUNICATION SERVICES  — 7.7%
810 Alphabet Inc., Cl. A† ................................. 2,252,894
2,696 Alphabet Inc., Cl. C† ................................. 7,529,901
14,400 Meta Platforms Inc., Cl. A† ....................... 3,201,984
7,500 Netflix Inc.† .............................................. 2,809,425
15,794,204
Shares
Market
Value
FINANCIALS  — 4.2%
17,700 Block Inc.† ............................................... $ 2,400,120
151,000 Investor AB, Cl. B ..................................... 3,280,964
7,190 S&P Global Inc. ........................................ 2,949,194
8,630,278
INDUSTRIALS  — 3.2%
15,500 FANUC Corp. ............................................ 2,720,404
15,400 Nidec Corp. .............................................. 1,216,339
8,100 SolarEdge Technologies Inc.† ................... 2,611,197
6,547,940
CONSUMER STAPLES  — 2.2%
11,200 L'Oreal SA ................................................ 4,473,788
MATERIALS  — 1.0%
7,920 The Sherwin-Williams Co. ......................... 1,976,990
TOTAL COMMON STOCKS .................. 204,502,740
TOTAL INVESTMENTS — 100.0%
(Cost $123,862,801) ............................. $ 204,502,740
† Non-income producing security.
Geographic Diversification
% of
Market
Value
Market
Value
United States ........................ 61.6% $ 126,059,724
Europe .............................. 27.2 55,520,090
Japan ............................... 7.7 15,731,003
Canada .............................. 1.9 3,834,915
Asia/Pacific ......................... 1.6 3,357,008
100.0% $ 204,502,740